Document And Entity Information	Sep. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 06, 2026
Entity Registrant Name	CANDEL THERAPEUTICS, INC.
Entity Central Index Key	0001841387
Entity Emerging Growth Company	true
Entity File Number	001-40629
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	52-2214851
Entity Address, Address Line One	117 Kendrick St
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Needham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02494
City Area Code	(617)
Local Phone Number	916-5445
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	CADL
Security Exchange Name	NASDAQ